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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter: June 30, 2004

Check here if Amendment |_|; Amendment Number:
This Amendment (Check only one.):              |_| is a restatement.
                                               |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         Becky M. Horchler
Address:      131 North North Church Street
              P. O. Box 1220
              Rocky Mount, NC 27802

Form 13F File Number: 028-03824

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Becky M. Horchler
Title: Trust Operations Manager
Phone: 252-454-8307

Signature, Place, and Date of Signing:

/s/ Becky M. Horchler               Rocky Mount, NC                    07/21/04
---------------------               ---------------                    --------
    [Signature]                      [City, State]                      [Date]

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                           0
Form 13F Information Table Entry Total:                     22
Form 13F Information Table Value Total:                 14,911
                                                   (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

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1REPORT PTR289 1C CENTURA BANK                      SECURITIES AND EXCHANGE COMMISSION FORM 13F         07/13/04         PAGE 1
                                                                    AS OF 06/30/04

           COL1                    COL2           COL3      COL4       COL5          COL6          COL7          COL8
----------------------------  ---------------  ---------  --------   --------   ----------------   ----  ----------------------
                                                                                   INVESTMENT
                                                                                   DISCRETION               VOTING AUTHORITY
                                                           MARKET               ----------------         ----------------------
                                                            VALUE     SHS OR    SOLE  SHR  OTHER   OTHR  SOLE   SHARED    NONE
        NAME OF ISSUER        TITLE OF CLASS     CUSIP    (X$1000)    PRN AMT   (A)   (B)   (C)    MGRS   (A)     (B)      (C)
        --------------        --------------   ---------  --------    -------   ----  ---  -----   ----  ------  ------  ------
 BANK OF AMERICA CORPORATION  COM              060505104       154      1,825 SH   X                      1,825
 BANK OF AMERICA CORPORATION  COM              060505104        47        559 SH             X              559
 DNAPRINT GENOMICS INC        COM              23324Q103         0     15,000 SH   X                     15,000
 DEVON ENERGY CORP NEW        COM              25179M103       196      2,975 SH   X                      2,975
 DEVON ENERGY CORP NEW        COM              25179M103        46        700 SH             X              700
 EXXON MOBIL CORP             COM              30231G102       213      4,800 SH   X                      3,920            880
 EXXON MOBIL CORP             COM              30231G102       233      5,252 SH             X            5,252
 GENERAL ELEC CO              COM              369604103       223      6,894 SH   X                      6,894
 GENERAL ELEC CO              COM              369604103       110      3,400 SH             X            3,400
 LUCENT TECHNOLOGIES INC      COM              549463107        42     11,150 SH   X                     11,150
 LUCENT TECHNOLOGIES INC      COM              549463107         4      1,000 SH             X            1,000
 MFS SER TR V                 INTL NEW DIS A   552981888       453     23,191 SH   X                     23,191
 NUVEEN VA PREM INCOME MUN FD COM              67064R102       261     17,291 SH   X                     17,291
 PFIZER INC                   COM              717081103       187      5,460 SH   X                      5,460
 PFIZER INC                   COM              717081103        26        767 SH             X              767
 SPDR TR                      UNIT SER 1       78462F103     1,241     10,838 SH   X                     10,838
 SPDR TR                      UNIT SER 1       78462F103        40        349 SH             X              349
 TAMARACK FDS TR              LRG CAP EQTY I   87505V405     3,241    313,720 SH   X                    222,687          91,032
 TAMARACK FDS TR              SML CAP EQTY I   87505V819     2,087    144,621 SH   X                    103,315          41,305
 TAMARACK FDS TR              SML CAP EQTY I   87505V819        15      1,007 SH             X            1,007
 TAMARACK FDS TR              MID CAP EQTY I   87505V876     5,990    463,942 SH   X                    348,316         115,626
 TAMARACK FDS TR              MID CAP EQTY I   87505V876       102      7,884 SH             X            7,884
 FINAL TOTALS                                               14,911

 FORM 13F INFORMATION TABLE ENTRY TOTAL 22
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